UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ          July 25,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              54
                                                  -----------------------

Form 13F Information Table Value Total:           122261(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARE BARCL AGG BD IX             ETF       464287226         64      645SH              SOLE                                645
BLK-RK CA MUN BD                   ETF       09249J100        169    10000SH              SOLE                              10000
BLK-RK MUNI 2008                   ETF       09247K109         23     1500SH              SOLE                               1500
BLK-RK NJ                          ETF       09247C107         65     4100SH              SOLE                               4100
COHEN & STEERS TOT RET             ETF       19247R103         63     3283SH              SOLE                               3283
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          8     2000SH              SOLE                               2000
DJ ISHS SEL DIV IX                 ETF       464287168        132     2100SH              SOLE                               2100
DJ US CON NON-CYC SEC IX FD        ETF       464287812       2488    46225SH              SOLE                              46225
DJ US CONS CYC SEC IX FD           ETF       464287580       1143    18477SH              SOLE                              18477
DJ US ENE SEC IX FD                ETF       464287796       2634    28585SH              SOLE                              28585
DJ US FIN SEC IX                   ETF       464287788       4587    43605SH              SOLE                              43605
DJ US FINL SVC IX                  ETF       464287770        853     7160SH              SOLE                               7160
DJ US HTHCRE SEC IX FD             ETF       464287762       2448    38400SH              SOLE                              38400
DJ US INDUSTRIAL                   ETF       464287754        392     6205SH              SOLE                               6205
DJ US RE IX                        ETF       464287739      15509   212175SH              SOLE                             212175
DJ US TREAS INFLATE                ETF       464287176        147     1460SH              SOLE                               1460
DJ US UTIL IX                      ETF       464287697        136     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858      14765   221230SH              SOLE                             221230
HIGH YLD PLUS FD                   ETF       429906100         14     4000SH              SOLE                               4000
ISHARE EMERG MKTS                  ETF       464287234         30      300SH              SOLE                                300
ISHARES INC JAPAN                  ETF       464286848         29     2000SH              SOLE                               2000
LEH 1-3 TREAS BD                   ETF       464287457         80     1000SH              SOLE                               1000
MUNHOLDINGS NJ INSD                ETF       09254X101         28     1775SH              SOLE                               1775
NASDAQ 100IX                       ETF       631100104        133     3175SH              SOLE                               3175
NASDAQ BIOTECH IX                  ETF       464287556      12743   156065SH              SOLE                             156065
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          8      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          8      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        159    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        158    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         33     2000SH              SOLE                               2000
PIMCO RCM STR GLBL GOV             ETF       72200X104         62     5200SH              SOLE                               5200
PIONEER INT SHARES                 ETF       723703104        203    18800SH              SOLE                              18800
PROSPECT STREET INC SHS INC        ETF       743590101         41        7SH              SOLE                                  7
RENAL CATR GP                      ETF       759930100        570    11900SH              SOLE                              11900
RUSS 2000                          ETF       464287655          9      115SH              SOLE                                115
RUSSELL MID CAP                    ETF       464287499        966    10205SH              SOLE                              10205
RYDEX ETF TR S&P 500               ETF       78355W106        401     2490SH              SOLE                               2490
S&P 500 DEP REC                    ETF       78462F103        336     2855SH              SOLE                               2855
S&P 500 INDEX FUND ETF             ETF       464287200        281     2160SH              SOLE                               2160
S&P MDCP 400 IDX                   ETF       464287507       9634   121524SH              SOLE                             121524
S&P MID CAP 400                    ETF       78467Y107      15265   106430SH              SOLE                             106430
S&P SMCAP 600 IDX                  ETF       464287804       7277   112214SH              SOLE                             112214
SEL SEC SPDR DISC                  ETF       81369Y407       2896    87219SH              SOLE                              87219
SEL SEC SPDR ENERGY                ETF       81369Y506       5988   110695SH              SOLE                             110695
SEL SEC SPDR FIN                   ETF       81369Y605       4011   125425SH              SOLE                             125425
SEL SEC SPDR HLTH                  ETF       81369Y209       5794   184385SH              SOLE                             184385
SEL SEC SPDR INDUS                 ETF       81369Y704       3194    94780SH              SOLE                              94780
SEL SEC SPDR MAT                   ETF       81369Y100         65     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       5936   254535SH              SOLE                             254535
SEL SEC SPDR TECH                  ETF       81369Y803        166     7500SH              SOLE                               7500
SEL SEC SPDR UTIL                  ETF       81369Y886         62     2000SH              SOLE                               2000
SELIGNAN SELECT MUNI FD            ETF       816344105         40     4000SH              SOLE                               4000
STREETRACK GOLD                    ETF       78463V107         15      250SH              SOLE                                250
VANG TOTAL STOCK                   ETF       922908769         78      605SH              SOLE                                605

Total  $ 122261(X1000)

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